SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Mineral properties under development and construction, at historical rates
Impairment loss	$ 0
Vehicles
Mineral properties under development and construction, at historical rates
Useful life	4 years
Computer and software
Mineral properties under development and construction, at historical rates
Useful life	3 years